Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)
Operating segment data
Aeronautical revenues	$ 439,565	$ 9,136,885	$ 8,931,657	$ 7,055,543
Non-aeronautical revenues	147,977	3,075,881	2,627,423	2,229,802
Construction services revenues	137,600	2,860,190	2,898,000	2,649,423
Depreciation and amortization	36,418	756,983	641,343	551,200
Operating Income	388,874	8,083,212	8,066,909	6,064,486
Assets per segment	1,310,150		25,237,595	23,069,978	$ 27,233,060
Liabilities per segment	802,879		15,399,093	14,515,358	16,688,823
MDP Expenditures and other Capital Expenditures			3,643,876	3,290,783	3,480,600
Investments in airport concessions	$ 900,396		16,421,304	13,940,366	18,715,808
Operating segments
Operating segment data
Aeronautical revenues		9,227,212	9,015,860	7,126,932
Non-aeronautical revenues		8,007,295	7,571,384	5,480,845
Construction services revenues		2,860,191	2,898,000	2,650,253
Depreciation and amortization		768,069	652,567	561,319
Operating Income		11,143,146	11,101,920	8,875,250
Assets per segment			50,169,364	45,921,107	54,616,195
Liabilities per segment			22,911,658	20,546,163	26,335,744
MDP Expenditures and other Capital Expenditures			3,643,876	3,291,613	3,480,600
Investments in airport concessions			16,508,263	14,083,124	18,804,169
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		4,501,253	4,254,275	3,142,454
Non-aeronautical revenues		936,723	833,676	699,779
Construction services revenues		1,412,657	1,125,682	1,414,207
Depreciation and amortization		272,079	225,581	168,595
Operating Income		1,502,974	1,503,933	1,337,766
Assets per segment			10,323,349	10,064,910	11,699,025
Liabilities per segment			2,927,224	2,917,998	4,272,343
MDP Expenditures and other Capital Expenditures			1,237,299	1,461,476	1,424,588
Investments in airport concessions			6,842,886	5,922,640	8,008,814
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		217,608	326,157	275,301
Non-aeronautical revenues		22,793	38,184	38,444
Construction services revenues		33,770	64,558	76,474
Depreciation and amortization		48,330	48,495	46,760
Operating Income		62,311	107,762	106,615
Assets per segment			1,565,723	1,563,437	1,604,089
Liabilities per segment			320,234	314,200	310,600
MDP Expenditures and other Capital Expenditures			71,705	86,876	41,038
Investments in airport concessions			1,311,101	1,292,170	1,297,540
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		720,754	596,145	472,741
Non-aeronautical revenues		74,700	66,801	57,766
Construction services revenues		93,980	114,235	142,254
Depreciation and amortization		24,449	22,941	20,999
Operating Income		218,487	196,083	182,543
Assets per segment			1,532,767	1,538,740	1,619,292
Liabilities per segment			208,420	250,217	263,697
MDP Expenditures and other Capital Expenditures			139,367	148,605	101,673
Investments in airport concessions			789,260	697,290	859,335
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		278,413	253,766	219,411
Non-aeronautical revenues		33,677	27,868	25,255
Construction services revenues		76,457	78,863	98,199
Depreciation and amortization		24,367	22,150	21,487
Operating Income		86,280	83,393	85,484
Assets per segment			913,976	807,473	935,729
Liabilities per segment			251,686	194,626	219,863
MDP Expenditures and other Capital Expenditures			146,683	127,168	108,371
Investments in airport concessions			801,841	744,069	854,736
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		657,424	651,442	546,445
Non-aeronautical revenues		76,798	66,514	56,993
Construction services revenues		262,848	153,019	108,683
Depreciation and amortization		34,364	30,434	26,643
Operating Income		202,178	212,353	210,624
Assets per segment			1,366,801	1,244,337	1,532,746
Liabilities per segment			539,326	416,547	645,406
MDP Expenditures and other Capital Expenditures			252,864	137,204	276,307
Investments in airport concessions			956,330	831,637	1,185,637
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		788,821	877,897	754,160
Non-aeronautical revenues		75,962	74,315	67,591
Construction services revenues		349,946	431,568	127,961
Depreciation and amortization		26,947	26,344	24,174
Operating Income		239,274	281,698	284,812
Assets per segment			1,689,917	1,288,354	1,928,000
Liabilities per segment			685,822	315,449	958,819
MDP Expenditures and other Capital Expenditures			442,301	198,690	379,153
Investments in airport concessions			1,211,187	804,427	1,534,881
Operating segments | Durango
Operating segment data
Aeronautical revenues		210,082	194,373	178,142
Non-aeronautical revenues		16,277	13,853	13,485
Construction services revenues		60,909	132,316	91,796
Depreciation and amortization		17,087	12,048	10,182
Operating Income		62,330	61,587	64,228
Assets per segment			595,674	492,548	606,772
Liabilities per segment			265,070	198,914	235,561
MDP Expenditures and other Capital Expenditures			136,369	209,505	62,185
Investments in airport concessions			483,360	362,520	527,770
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		309,346	296,570	246,795
Non-aeronautical revenues		62,725	39,762	41,350
Construction services revenues		71,414	116,144	55,609
Depreciation and amortization		32,395	28,799	26,006
Operating Income		102,455	99,479	99,870
Assets per segment			1,040,924	923,689	1,083,618
Liabilities per segment			709,305	598,902	736,735
MDP Expenditures and other Capital Expenditures			118,038	99,163	123,868
Investments in airport concessions			842,221	753,573	881,595
Operating segments | Tampico
Operating segment data
Aeronautical revenues		211,673	206,586	177,992
Non-aeronautical revenues		27,321	25,573	20,297
Construction services revenues		74,019	81,292	78,079
Depreciation and amortization		23,957	20,084	17,619
Operating Income		65,635	68,667	69,212
Assets per segment			724,399	697,865	749,145
Liabilities per segment			244,303	252,466	279,564
MDP Expenditures and other Capital Expenditures			139,318	82,426	82,937
Investments in airport concessions			626,373	565,004	676,574
Operating segments | Torreon
Operating segment data
Aeronautical revenues		313,768	288,548	231,357
Non-aeronautical revenues		31,390	27,073	25,193
Construction services revenues		80,868	71,347	55,155
Depreciation and amortization		13,407	12,125	11,334
Operating Income		95,044	93,315	89,481
Assets per segment			602,710	531,591	601,685
Liabilities per segment			236,674	163,161	239,434
MDP Expenditures and other Capital Expenditures			103,514	88,188	93,835
Investments in airport concessions			411,432	351,927	479,033
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		150,950	175,109	164,052
Non-aeronautical revenues		13,670	13,353	13,616
Construction services revenues		11,330	44,982	65,542
Depreciation and amortization		11,763	11,668	9,405
Operating Income		43,188	55,681	62,141
Assets per segment			377,824	361,218	350,164
Liabilities per segment			160,612	129,973	145,098
MDP Expenditures and other Capital Expenditures			53,008	83,413	18,925
Investments in airport concessions			315,380	281,018	315,061
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		696,838	719,269	568,204
Non-aeronautical revenues		61,636	53,050	39,277
Construction services revenues		320,251	459,571	258,922
Depreciation and amortization		40,335	19,808	18,108
Operating Income		208,856	228,434	212,342
Assets per segment			1,732,844	1,315,268	1,982,146
Liabilities per segment			921,913	580,324	1,176,899
MDP Expenditures and other Capital Expenditures			460,640	272,255	325,507
Investments in airport concessions			1,212,467	770,990	1,493,955
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		170,282	175,723	149,878
Non-aeronautical revenues		16,159	13,111	10,796
Construction services revenues		11,742	24,423	77,372
Depreciation and amortization		27,550	26,486	24,422
Operating Income		51,338	55,852	55,664
Assets per segment			881,059	866,773	835,746
Liabilities per segment			408,348	421,733	358,361
MDP Expenditures and other Capital Expenditures			34,726	98,412	62,455
Investments in airport concessions			704,425	705,859	689,238
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		329,348	277,536	238,845
Depreciation and amortization		57,371	51,532	45,647
Operating Income		94,758	77,121	66,884
Assets per segment			462,707	491,404	411,128
Liabilities per segment			216,047	206,241	185,716
MDP Expenditures and other Capital Expenditures			31,412	59,814	5,111
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		135,650	115,248	94,067
Depreciation and amortization		12,300	11,799	11,758
Operating Income		45,296	34,809	24,652
Assets per segment			208,732	292,959	186,096
Liabilities per segment			50,902	39,681	47,925
MDP Expenditures and other Capital Expenditures			3,339	1,793	1,413
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		153,095	91,996	81,863
Depreciation and amortization		48,379	41,346	30,695
Operating Income		78,434	38,901	41,608
Assets per segment			797,012	592,992	1,118,509
Liabilities per segment			552,521	350,088	881,216
MDP Expenditures and other Capital Expenditures			205,741	82,554	331,963
Operating segments | Other Segment
Operating segment data
Non-aeronautical revenues		5,939,371	5,793,471	3,956,228
Depreciation and amortization		52,989	40,927	47,485
Operating Income		7,984,308	7,902,852	5,881,324
Assets per segment			25,352,946	22,847,549	27,372,305
Liabilities per segment			14,213,251	13,195,643	15,378,507
MDP Expenditures and other Capital Expenditures			67,552	54,071	41,271
Eliminations
Operating segment data
Aeronautical revenues		(90,327)	(84,203)	(71,389)
Non-aeronautical revenues		(4,931,414)	(4,943,961)	(3,251,043)
Construction services revenues		(1)		(830)
Depreciation and amortization		(11,086)	(11,224)	(10,119)
Operating Income		$ (3,059,934)	(3,035,011)	(2,810,764)
Assets per segment			(24,931,769)	(22,851,129)	(27,383,135)
Liabilities per segment			(7,512,565)	(6,030,805)	(9,646,921)
MDP Expenditures and other Capital Expenditures				(830)
Investments in airport concessions			$ (86,959)	$ (142,758)	$ (88,361)